Commitments and Contingencies (Details) - USD ($)						1 Months Ended		3 Months Ended	12 Months Ended
	May 05, 2017	Sep. 22, 2016	May 20, 2016	Mar. 03, 2016	Apr. 28, 2014	Jul. 17, 2017	Nov. 24, 2016	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2014
Commitments and Contingencies (Textual)
Name of plaintiff			Mr. Oliver Bengough.
Name of defendant			OCHL, OCL, KOKO UK and Mr. Ellin (collectively, the "Respondents").
Domicile of litigation			High Court of Justice, Chancery Division (the "Court").
Description of allegations			In the Petition, Mr. Bengough claimed, among other things, certain breaches of duty by Mr. Ellin in connection with the corporate operations of the Respondents, as well as a "deterioration" of the relationship between the parties. OCHL was formed by OCL's stockholders for the sole purpose of acquiring all of the registered and contributed capital of OCL, is a 50%-owned subsidiary of the Company and is the former parent of OCL.
Aggregate principal amount									$ 50,000	$ 242,498
Payment of acquisition of promotional rights									$ 350,000
Description of promotional rights acquiries								The Company is obligated under three licenses, production and/or distribution agreements to make guaranteed payments as follows: $700,000 for the fiscal year ended March 31, 2018, and $475,000 for the fiscal year ended March 31, 2019. The agreements also provide for a revenue share of 35-50% of capital and net revenues. In addition, there are two other agreements that provide for a revenue share of 50% on net revenues, but no guaranteed payments.
Plaintiffs seeking damages				$ 300,000
Jjat Corp [Member]
Commitments and Contingencies (Textual)
Number of shares issued					19,333,333
BTG Financial Consulting LLP [Member]
Commitments and Contingencies (Textual)
Description of agreement terms
The parties and that its analysis yielded that the value of the ordinary shares of OCHL is $4,455,833 (£3,612,057), therefore entitling the Company to $2,182,274 (£1,769,029) (or 50% of the value) minus $45,643 (£37,000) (as agreed to by the parties).

Common stock [Member]
Commitments and Contingencies (Textual)
Number of shares issued								666,667
Wantickets [Member]
Commitments and Contingencies (Textual)
Number of shares issued	66,667
Wantickets [Member] | Subsequent Event [Member]
Commitments and Contingencies (Textual)
Proceeds against for demand arbitration						$ 155,633
Settlement Agreement [Member] | Messrs. Ellin and Bengough [Member] | Deferred Ordinary Shares [Member] | KOKO (Camden) UK Limited [Member]
Commitments and Contingencies (Textual)
Number of shares sold		2,750
Settlement Agreement [Member] | Messrs. Ellin and Bengough [Member] | Common stock [Member] | KOKO (Camden) UK Limited [Member]
Commitments and Contingencies (Textual)
Number of shares sold		48,878
Settlement Agreement [Member] | Escrow Agent [Member] | Litigation Case [Member] | BTG Financial Consulting LLP [Member]
Commitments and Contingencies (Textual)
Description of valuation report
The parties and that its analysis yielded that the value of the ordinary shares of OCHL is £3,612,057, therefore entitling us to £1,769,029 (or 50% of the value) minus £37,000 (the "Final Sale Price").